Income tax expense (Details 1) - CNY (¥) ¥ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets
Amortization of Intangible assets	¥ 680	¥ 618
Tax losses carried forward	29,255	45,819
Allowance for credit losses	5,622
Less: valuation allowance	(18,170)	(17,471)
Deferred Tax Assets, Net of Valuation Allowance	17,387	28,966
Deferred tax liabilities
Intangible assets arising from business combinations	(51,617)	(40,356)
Deferred Tax Liabilities, Gross	(51,617)	(40,356)
Net deferred tax liabilities	¥ (34,230)	¥ (11,390)